Schedule of changes in deferred tax assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		₨ 6,263	₨ 3,936
Recognised in profit or loss		4,327
Recognised in profit or loss		(146,306)
Recognised in profit or loss		15,477	1,872
Recognised in other comprehensive income		290	455
Deferred tax assets, Ending balance		(119,949)	6,263
Right-of-use assets [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		(161)	(279)
Recognised in profit or loss			118
Deferred tax assets, Ending balance			(161)
Lease liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		210	385
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		11,387	(175)
Recognised in other comprehensive income
Deferred tax assets, Ending balance		11,597	210
Property plant and equipment intangible assets [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		(1,957)	(4,009)
Recognised in profit or loss	[1]
Recognised in profit or loss		(146,306)
Recognised in profit or loss		6,459	2,052
Recognised in other comprehensive income
Deferred tax assets, Ending balance		(141,804)	(1,957)
Right-of-use assets [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		(161)
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		(11,132)
Recognised in other comprehensive income
Deferred tax assets, Ending balance		(11,293)	(161)
Trade and other receivables [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		4,497	4,047
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		5,610	450
Recognised in other comprehensive income
Deferred tax assets, Ending balance		10,107	4,497
Employee benefits [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		1,888	2,118
Recognised in profit or loss	[1]	4,327
Recognised in profit or loss
Recognised in profit or loss		2,917	(230)
Recognised in other comprehensive income
Deferred tax assets, Ending balance		9,132	1,888
Provision for expenses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		93	142
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		(30)	(49)
Recognised in other comprehensive income
Deferred tax assets, Ending balance		63	93
Remeasurement loss [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		1,693	1,238
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss
Recognised in other comprehensive income		290	455
Deferred tax assets, Ending balance		1,983	1,693
Mat credit [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		266
Deferred tax assets, Ending balance		266
Loss available for offsetting against future taxable income [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance			294
Recognised in profit or loss			(294)
Recognised in other comprehensive income
Deferred tax assets, Ending balance

[1]	Deferred tax asset acquired on account of acquisition of Globe All India Services Limited on September 10, 2024